Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2024
Other payables and accrued liabilities
Other payables and accrued liabilities

Note 11 - Other payables and accrued liabilities

Other payables and accrued liabilities as of December 31, 2024 and 2023 consisted of the following:

		December 31,
	Note	2024	2023
Accrued professional fees		$657	$268
Accrued staff costs and staff benefits		115	26
Rental deposits from tenants		206	189
Contract liabilities		148	13
Interest receipt in advance		1	1
Advances from unrelated parties	*	547	538
Others		189	1,243
		$1,863	$2,278
*	The advances from unrelated parties were unsecured, interest free and have no fixed terms of repayment.